Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2015
Bonds Payable
Schedule of bonds payable and its accrued interest expenses

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Current liabilities
Accrued expenses and other payables—Accrued bonds’ interests element (note 13)	39,820,456	27,205,456	4,189,580
Bonds payable—Outstanding principals	500,000,000	320,000,000	49,279,290